Supplemental Information on Oil and Gas Producing Activities (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2023
Statement [Line Items]
Summary of Capitalized Costs, Along with the related Accumulated Depreciation and Allowances
The following tables set forth capitalized costs, along with the related accumulated depreciation and allowances as of December 31, 2023, 2022 and 2021:

	2023			2022			2021
Consolidated capitalized costs	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Proved oil and gas properties
Mineral property, wells and related equipment (1)	53,052	-	53,052	49,698	-	49,698	47,792	-	47,792
Support equipment and facilities (2)	2,257	-	2,257	1,827	-	1,827	1,644	-	1,644
Drilling and work in progress	3,774	-	3,774	2,638	-	2,638	1,949	-	1,949
Unproved oil and gas properties	264	-	264	173	-	173	221	-	221

Total capitalized costs	59,347	-	59,347	54,336	-	54,336	51,606	-	51,606
Accumulated depreciation and valuation allowances (3)	(48,382)	-	(48,382)	(43,440)	-	(43,440)	(41,679)	-	(41,679)

Net capitalized costs	10,965	-	10,965	10,896	-	10,896	9,927	-	9,927

(1)	Includes 696, 524 and 423 corresponding to Upstream wells related equipment contracts comprised in right-of-use assets as of December 31, 2023, 2022 and 2021, respectively.
(2)	Includes 521, 351 and 271 corresponding to Upstream support equipment and facilities contracts comprised in righ t -of-use assets as of December 31, 2023, 2022 and 2021, respectively.
(3)	Includes (762), (566) and (383) corresponding to accumulated depreciation of all Upstream contracts of right-of-use assets as of December 31, 2023, 2022 and 2021, respectively.

Costs Incurred for Oil and Gas Producing Activities
The following tables set forth the costs incurred for oil and gas producing activities during the years ended December 31, 2023, 2022 and 2021:

	2023			2022			2021
Consolidated costs incurred	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Acquisition of unproved properties	-	-	-	-	-	-	-	-	-
Acquisition of proved properties	-	-	-	-	-	-	-	-	-
Exploration costs	156	1	157	80	2	82	44	2	46
Development costs (1)	4,370	-	4,370	3,138	-	3,138	1,938	-	1,938

Total costs incurred	4,526	1	4,527	3,218	2	3,220	1,982	2	1,984

(1)	Includes 313, 223 and 123 corresponding to development cost related to Upstream contracts comprised in right-of-use assets as of December 31, 2023, 2022 and 2021, respectively.

Results of Operations from Oil and Gas Producing Activities
Differences between these tables and the amounts shown in Note 5 “Business segment information”, for the Upstream segment, relate to additional operations that do not arise from those properties held by the Group.

	2023			2022			2021
Consolidated results of operations	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Net sales to unaffiliated parties	33	-	33	51	-	51	49	-	49
Net intersegment sales	7,211	-	7,211	7,134	-	7,134	5,820	-	5,820

Total net revenues	7,244	-	7,244	7,185	-	7,185	5,869	-	5,869
Production costs	(4,148)	-	(4,148)	(3,712)	(1)	(3,713)	(2,921)	(2)	(2,923)
Exploration expenses	(60)	(1)	(61)	(63)	(2)	(65)	(27)	(2)	(29)
Depreciation of property, plant and equipment; intangible and right-of-use assets	(2,567)	-	(2,567)	(2,075)	-	(2,075)	(2,378)	-	(2,378)
Impairment of Property, plant and equipment	(2,288)	-	(2,288)	(123)	-	(123)	(115)	-	(115)
Other (1)	(179)	-	(179)	82	1	83	(306)	9	(297)

Pre-tax income (loss) from producing activities	(1,998)	(1)	(1,999)	1,294	(2)	1,292	122	5	127
Income tax expense / benefit	699	-	699	(453)	-	(453)	(43)	-	(43)

Results of oil and gas producing activities	(1,299)	(1)	(1,300)	841	(2)	839	79	5	84

(1)	Mainly includes lawsuits, result from assignment of areas and financial accretion for the hydrocarbon wells abandonment obligations, among others.

Summary of Standardized Measure of Discounted Future Net Cash Flows
The standardized measure does not purport to be an estimate of the fair market value of the Group’s proved reserves. An estimate of fair value would also take into account, among other things, the expected recovery of reserves in excess of proved reserves, anticipated changes in future prices and costs and a discount factor representative of the time value of money and the risks inherent in producing oil and gas.

	2023			2022			2021
Consolidated standardized measure of discounted future net cash flows	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide

Future cash inflows	41,735	-	41,735	48,580	-	48,580	50,843	-	50,843
Future production costs	(18,683)	-	(18,683)	(22,076)	-	(22,076)	(22,509)	-	(22,509)
Future development costs	(11,136)	-	(11,136)	(10,936)	-	(10,936)	(8,957)	-	(8,957)
Future income tax expenses	(3,396)	-	(3,396)	(3,808)	-	(3,808)	(5,286)	-	(5,286)
10% annual discount for estimated timing of cash flows	(4,013)	-	(4,013)	(4,658)	-	(4,658)	(5,036)	-	(5,036)

Total standardized measure of discounted future net cash flows	4,507	-	4,507	7,102	-	7,102	9,055	-	9,055

Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows
The following table reflects the changes in standardized measure of discounted future net cash flows for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Beginning of year	7,102	9,055	2,133
Sales and transfers, net of production costs	(1,819)	(3,173)	(850)
Net change in sales and transfer prices, net of future production costs	(1,624)	(2,862)	3,396
Changes in reserves and production rates (timing)	(1,390)	(574)	5,013
Net changes for extensions, discoveries and improved recovery	2,782	4,722	3,329
Changes in estimated future development and abandonment costs	(3,734)	(3,481)	(1,946)
Development costs incurred during the year that reduced future development costs	1,996	1,439	990
Accretion of discount	984	806	241
Net change in income taxes	211	1,148	(3,255)
Others	(1)	22	4

End of year	4,507	7,102	9,055

Oil and Condensate [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves
Changes in YPF’s estimated net proved reserves
The table below sets forth information regarding changes in YPF’s net proved reserves for the year ended as of December 31, 2023, 2022 and 2021, by hydrocarbon product:

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated entities
As of January 1,	606	-	606	643	-	643	483	-	483
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254
Revisions of previous estimates (1)	(63)	-	(63)	(72)	-	(72)	161	-	161
Extensions and discoveries	75	-	75	125	-	125	76	-	76
Improved recovery	17	-	17	(7)	-	(7)	*	-	*
Purchase of minerals in place	-	-	-	-	-	-	*	-	*
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(89)	-	(89)	(83)	-	(83)	(77)	-	(77)

As of December 31, (3)	546	-	546	606	-	606	643	-	643
Developed	263	-	263	262	-	262	322	-	322
Undeveloped	283	-	283	344	-	344	321	-	321
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil and condensate
Consolidated and Equity-accounted entities
As of January 1,
Developed	262	-	262	322	-	322	229	-	229
Undeveloped	344	-	344	321	-	321	254	-	254

Total	606	-	606	643	-	643	483	-	483
As of December 31,
Developed	263	-	263	262	-	262	322	-	322
Undeveloped	283	-	283	344	-	344	321	-	321

Total	546	-	546	606	-	606	643	-	643
* Not material (less than 1).

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Crude oil production for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 12, 12 and 11 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved crude oil reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 72, 82 and 92 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural gas [member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(billions of standard cubic feet)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated entities
As of January 1,	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624
Revisions of previous estimates (1)	(80)	-	(80)	(91)	-	(91)	347	-	347
Extensions and discoveries	257	-	257	952	-	952	450	-	450
Improved recovery	-	-	-	1	-	1	*	-	*
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(467)	-	(467)	(483)	-	(483)	(460)	-	(460)

As of December 31, (3) (4)	2,536	-	2,536	2,826	-	2,826	2,447	-	2,447
Developed	1,656	-	1,656	1,637	-	1,637	1,676	-	1,676
Undeveloped	880	-	880	1,189	-	1,189	771	-	771
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(billions of standard cubic feet)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas
Consolidated and Equity-accounted entities
As of January 1,
Developed	1,637	-	1,637	1,676	-	1,676	1,486	-	1,486
Undeveloped	1,189	-	1,189	771	-	771	624	-	624

Total	2,826	-	2,826	2,447	-	2,447	2,110	-	2,110
As of December 31,
Developed	1,656	-	1,656	1,637	-	1,637	1,676	-	1,676
Undeveloped	880	-	880	1,189	-	1,189	771	-	771

Total	2,536	-	2,536	2,826	-	2,826	2,447	-	2,447
* Not material (less than 1).

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas production for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 54, 57 and 53 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 292, 335 and 288 bcf, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved natural gas reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 282, 299 and 337 bcf, respectively, which is consumed as fuel at the field.

Oil equivalent [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent (1)
Consolidated entities
As of January 1,	1,187	-	1,187	1,143	-	1,143	922	-	922
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396
Revisions of previous estimates (2)	(72)	-	(72)	(87)	-	(87)	216	-	216
Extensions and discoveries	127	-	127	322	-	322	176	-	176
Improved recovery	17	-	17	(7)	-	(7)	*	-	*
Purchase of minerals in place	-	-	-	-	-	-	*	-	*
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	(187)	-	(187)	(184)	-	(184)	(171)	-	(171)

As of December 31, (4)	1,072	-	1,072	1,187	-	1,187	1,143	-	1,143
Developed	599	-	599	590	-	590	655	-	655
Undeveloped	473	-	473	597	-	597	488	-	488
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (2)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (3)	-	-	-	-	-	-	-	-	-

As of December 31, (4)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels of oil equivalent)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Oil equivalent
Consolidated and Equity-accounted entities
As of January 1,
Developed	590	-	590	655	-	655	526	-	526
Undeveloped	597	-	597	488	-	488	396	-	396

Total	1,187	-	1,187	1,143	-	1,143	922	-	922
As of December 31,
Developed	599	-	599	590	-	590	655	-	655
Undeveloped	473	-	473	597	-	597	488	-	488

Total	1,072	-	1,072	1,187	-	1,187	1,143	-	1,143
* Not material (less than 1).

(1)	Volumes of natural gas have been converted to barrels of oil equivalent at 5,615 cubic feet per barrel.
(2)
Revisions in estimates of reserves are performed at least once a year. Revisions of crude oil, natural gas liquids and natural gas reserves are considered prospectively in the calculation of depreciation.

(3)
Barrel of oil equivalent production of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 24, 24 and 22 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(4)
Proved oil equivalent reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 134, 153 and 151 mmboe, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

Natural Gas Liquids [Member]
Statement [Line Items]
Summary of Changes in YPF's Net Proved Reserves

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas liquids
Consolidated entities
As of January 1,	77	-	77	64	-	64	63	-	63
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31
Revisions of previous estimates (1)	5	-	5	1	-	1	(5)	-	(5)
Extensions and discoveries	8	-	8	27	-	27	19	-	19
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	(16)	-	(16)	(15)	-	(15)	(13)	-	(13)

As of December 31, (3)	74	-	74	77	-	77	64	-	64
Developed	41	-	41	36	-	36	34	-	34
Undeveloped	33	-	33	41	-	41	30	-	30
Equity-accounted entities
As of January 1,	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-
Revisions of previous estimates (1)	-	-	-	-	-	-	-	-	-
Extensions and discoveries	-	-	-	-	-	-	-	-	-
Improved recovery	-	-	-	-	-	-	-	-	-
Purchase of minerals in place	-	-	-	-	-	-	-	-	-
Sale of minerals in place	-	-	-	-	-	-	-	-	-
Production for the year (2)	-	-	-	-	-	-	-	-	-

As of December 31, (3)	-	-	-	-	-	-	-	-	-
Developed	-	-	-	-	-	-	-	-	-
Undeveloped	-	-	-	-	-	-	-	-	-

	For the year ended December 31,
	(millions of barrels)
	2023			2022			2021
	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide	Argentina	Other foreign	Worldwide
Natural gas liquids
Consolidated and Equity-accounted entities
As of January 1,
Developed	36	-	36	34	-	34	32	-	32
Undeveloped	41	-	41	30	-	30	31	-	31

Total	77	-	77	64	-	64	63	-	63
As of December 31,
Developed	41	-	41	36	-	36	34	-	34
Undeveloped	33	-	33	41	-	41	30	-	30

Total	74	-	74	77	-	77	64	-	64

(1)	Revisions in estimates of reserves are performed at least once a year. Revisions of oil and gas reserves are considered prospectively in the calculation of depreciation.
(2)
Natural gas liquids production for the years ended on December 31, 2023, 2022 and 2021 includes an estimated of 2, 2 and 1 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.

(3)
Proved natural gas liquids reserves of consolidated entities for the years ended on December 31, 2023, 2022 and 2021 include an estimated of 10, 11 and 8 mmbbl, respectively, in respect of royalty payments which are a financial obligation or are substantially equivalent to a production or similar tax.